SUBSEQUENT EVENTS	12 Months Ended
Dec. 29, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.  SUBSEQUENT EVENTS

Subsequent to year end, the Company was notified that its 2016 tax return will be examined by the IRS.  The Company has yet to determine the result due to the examination process having not commenced.

On February 9, 2018, Congress extended the Section 179D Energy Efficient Commercial Building Deduction of the Internal Revenue Code, and the Company will record a benefit in the first quarter of fiscal year 2018.